Deposits (Tables)	6 Months Ended
Apr. 30, 2024
Text Block [Abstract]
Summary of Deposit Liabilities

	As at
	April 30, 2024				October 31, 2023
(Millions of Canadian dollars)	Demand (1)	Notice (2)	Term (3)	Total	Demand (1)	Notice (2)	Term (3)	Total
Personal	$198,437	$61,226	$240,219	$499,882	$186,530	$57,614	$197,802	$441,946
Business and government	350,716	18,616	425,602	794,934	316,200	19,056	409,819	745,075
Bank	8,865	655	23,267	32,787	7,996	769	35,901	44,666
	$558,018	$80,497	$689,088	$1,327,603	$510,726	$77,439	$643,522	$1,231,687
Non-interest-bearing (4)
Canada	$145,770	$6,739	$181	$152,690	$132,994	$6,107	$168	$139,269
United States	36,917	–	–	36,917	40,646	–	–	40,646
Europe (5)	11	–	–	11	17	–	–	17
Other International	7,349	–	–	7,349	7,265	–	–	7,265
Interest-bearing (4)
Canada	338,103	14,701	557,810	910,614	302,746	14,641	493,347	810,734
United States	19,916	58,106	73,057	151,079	16,210	55,895	78,837	150,942
Europe (5)	4,329	877	41,421	46,627	5,353	726	51,812	57,891
Other International	5,623	74	16,619	22,316	5,495	70	19,358	24,923
	$558,018	$80,497	$689,088	$1,327,603	$510,726	$77,439	$643,522	$1,231,687

(1)	Demand deposits are deposits for which we do not have the right to require notice of withdrawal, which include both savings and chequing accounts.
(2)	Notice deposits are deposits for which we can legally require notice of withdrawal. These deposits are primarily savings accounts.
(3)	Term deposits are deposits payable on a fixed date, and include term deposits, guaranteed investment certificates and similar instruments.
(4)	The geographical splits of the deposits are based on the point of origin of the deposits and where the revenue is recognized. As at April 30, 2024, deposits denominated in U.S. dollars, British pounds, Euro and other foreign currencies were $458 billion, $32 billion, $50 billion and $30 billion, respectively (October 31, 2023 – $445 billion, $34 billion, $49 billion and $32 billion, respectively).
(5)	Europe includes the United Kingdom and the Channel Islands.

Summary of Contractual Maturities of Term Deposit Liabilities
Contractual maturities of term deposits

	As at
(Millions of Canadian dollars)	April 30 2024	October 31 2023
Within 1 year:
less than 3 months	$183,636	$182,373
3 to 6 months	94,976	69,868
6 to 12 months	153,786	151,079
1 to 2 years	77,999	76,232
2 to 3 years	58,863	49,965
3 to 4 years	43,241	36,774
4 to 5 years	28,565	36,506
Over 5 years	48,022	40,725
	$689,088	$643,522
Aggregate amount of term deposits in denominations of one hundred thousand dollars or more	$619,000	$586,000